UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock Funds

Exchange Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2015

Date of reporting period: 03/31/2015

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2015 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 9.9%
The Boeing Co.	43,318	$6,501,165
General Dynamics Corp.	83,872	11,383,947

		17,885,112
Banks — 4.2%
JPMorgan Chase & Co.	124,728	7,556,022
Beverages — 2.4%
The Coca-Cola Co.	104,725	4,246,599
Consumer Finance — 8.7%
American Express Co.	200,568	15,668,372
Diversified Financial Services — 10.2%
Berkshire Hathaway, Inc., Class B (a)	127,112	18,344,804
Diversified Telecommunication Services — 0.5%
Verizon Communications, Inc.	16,950	824,279
Electronic Equipment, Instruments & Components — 0.3%
Keysight Technologies, Inc. (a)	14,874	552,569
Energy Equipment & Services — 6.2%
Schlumberger Ltd.	132,988	11,096,519
Food & Staples Retailing — 1.3%
Wal-Mart Stores, Inc.	27,424	2,255,624
Food Products — 1.9%
Kraft Foods Group, Inc.	17,761	1,547,250
Mondelez International, Inc., Class A	53,285	1,923,056

		3,470,306
Household Products — 3.9%
The Procter & Gamble Co.	85,822	7,032,255
Industrial Conglomerates — 2.7%
General Electric Co.	194,970	4,837,206
IT Services — 3.9%
Visa, Inc., Class A	39,748	2,599,917
The Western Union Co.	211,273	4,396,591

		6,996,508
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	29,749	1,236,071
Machinery — 2.6%
Caterpillar, Inc.	58,983	4,720,409

Common Stocks	Shares	Value
Multiline Retail — 5.2%
Target Corp.	114,121	$9,365,910
Oil, Gas & Consumable Fuels — 4.6%
BP PLC — ADR	31,546	1,233,764
Exxon Mobil Corp.	83,691	7,113,735

		8,347,499
Pharmaceuticals — 18.4%
AstraZeneca PLC — ADR	64,000	4,379,520
Johnson & Johnson	80,592	8,107,555
Merck & Co., Inc.	83,999	4,828,263
Novartis AG — ADR	89,681	8,843,443
Pfizer, Inc.	204,166	7,102,935

		33,261,716
Software — 6.9%
Microsoft Corp.	308,263	12,532,432
Tobacco — 4.2%
Altria Group, Inc.	77,000	3,851,540
Philip Morris International, Inc.	50,136	3,776,745

		7,628,285
Wireless Telecommunication Services — 0.6%
Vodafone Group PLC — ADR	35,155	1,148,865
Total Long-Term Investments (Cost — $25,857,791) — 99.3%		179,007,362

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (b)(c)	855,089	855,089
Total Short-Term Securities (Cost — $855,089) — 0.5%		855,089
Total Investments (Cost — $26,712,880*) — 99.8%		179,862,451
Other Assets Less Liabilities — 0.2%		437,237

Net Assets — 100.0%		$180,299,688

Notes to Schedule of Investments

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$27,394,107

Gross unrealized appreciation	$152,468,344
Gross unrealized depreciation	—

Net unrealized appreciation	$152,468,344

Portfolio Abbreviation

ADR	American Depositary Receipts

BLACKROCK EXCHANGE PORTFOLIO	MARCH 31, 2015	1

Schedule of Investments (concluded)

(a)	Non-income producing security.
(b)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2014	Net Activity	Shares Held at March 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,437,701	(582,612)	855,089	$154

(c)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$179,007,362	—	—	$179,007,362
Short-Term Securities	855,089	—	—	855,089

Total	$179,862,451	—	—	$179,862,451

[1]	See above Schedule of Investments for values in each industry.

During the period ended March 31, 2015, there were no transfers between levels.

2	BLACKROCK EXCHANGE PORTFOLIO	MARCH 31, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: May 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: May 22, 2015